SCHEDULE OF REGULATORY CAPITAL AMOUNTS AND RATIOS (Details) - Old Glory Holding Co [Member] $ in Thousands	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Total capital to risk weighted assets	$ 9,510	$ 10,245	$ 10,035
Total capital to risk weighted assets	0.1459	0.1880	0.6129
Total capital to risk-weighted assets	$ 5,215	$ 4,360	$ 1,310
Total capital to risk-weighted assets	0.0800	0.0800	0.0800
Total capital to risk-weighted assets	$ 6,518	$ 5,450	$ 1,637
Total capital to risk-weighted assets	0.1000	0.1000	0.1000
Tier 1 Capital to risk weighted assets	$ 9,138	$ 10,015	$ 9,992
Tier 1 Capital to risk weighted assets	0.1402	0.1837	0.6103
Tier 1 capital to risk-weighted assets	$ 3,911	$ 3,270	$ 982
Tier 1 capital to risk-weighted assets	0.0600	0.0600	0.0600
Tier 1 capital to risk-weighted assets	$ 5,215	$ 4,360	$ 1,310
Tier 1 capital to risk-weighted assets	0.0800	0.0800	0.0800
Common Tier1 (CET1)	$ 9,138	$ 10,015	$ 9,992
Common tier 1 (CET 1)	0.1402	0.1837	0.6103
Common Tier1 (CET1)	$ 2,933	$ 2,453	$ 737
Common Tier1 (CET1)	0.0450	0.0450	0.0450
Common Tier1 (CET1)	$ 4,237	$ 3,543	$ 1,064
Common Tier1 (CET1)	0.0650	0.0650	0.0650
Tier 1 core capital to average assets	$ 9,138	$ 10,015	$ 9,992
Tier 1 core capital to average assets	0.0342	0.0417	0.0580
Tier 1 capital to average assets	$ 10,685	$ 9,616	$ 6,890
Tier 1 capital to average assets	0.0400	0.0400	0.0400
Tier 1 capital to average assets	$ 13,356	$ 12,020	$ 8,613
Tier 1 capital to average assets	0.0500	0.0500	0.0500